Amortization, depreciation and impairment (Tables)	12 Months Ended
Sep. 30, 2022
Analysis of income and expense [abstract]
Disclosure of amortization, depreciation and impairment

	Year ended September 30
	2022	2021
	$	$
Depreciation of PP&E (Note 6)	133,651	144,423
Depreciation of right-of-use assets (Note 7)	141,295	160,240
Impairment of right-of-use assets (Note 7)	1,495	956
Amortization of contract costs related to transition costs	48,594	61,369
Impairment of contract costs related to transition costs	—	4,592
Amortization of intangible assets (Note 9)	139,940	129,861
Impairment of intangible assets (Note 9)	3,359	4,121
Included in costs of services, selling and administrative (Note 23)	468,334	505,562
Amortization of contract costs related to incentives (presented as a reduction of revenue)	2,201	2,611
Amortization of deferred financing fees (presented in finance costs)	829	875
Amortization of premiums and discounts on investments related to funds held for clients (presented net as a reduction (increase) of revenue)	37	(102)
Impairment of PP&E (presented in integration costs) (Note 6)	858	1,113
Impairment of right-of-use assets (presented in integration costs) (Note 7)	2,363	511
	474,622	510,570